UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—August 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2022
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	17
Treasury Money Market Fund	31
Trustees Approve Advisory Arrangements	42

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,004.70	$0.51
Federal Money Market Fund	$1,000.00	$1,004.80	$0.56
Treasury Money Market Fund	$1,000.00	$1,004.40	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.70	$0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	75.2%
8 - 30 Days	5.3
31 - 60 Days	5.2
61 - 90 Days	7.2
91 - 180 Days	6.3
Over 180 Days	0.8

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (44.2%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	106,000	105,994
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	46,000	45,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	64,000	63,993
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	30,000	29,996
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	43,000	43,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	17,000	17,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	2.350%	9/1/22	52,000	51,996
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	2.360%	9/1/22	71,000	70,991
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	117,000	116,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	74,500	74,499
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	66,000	65,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	53,000	52,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	2.300%	9/1/22	88,000	87,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	2.303%	9/1/22	63,000	62,992
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	136,000	135,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	100,000	99,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	88,000	87,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	24,000	24,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	2.320%	9/1/22	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	2.325%	9/1/22	247,000	247,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	80,000	79,994
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	38,000	38,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	2.335%	9/1/22	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	111,000	111,002
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	69,125	69,127
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	80,000	80,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	60,000	60,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	45,000	45,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	2.370%	9/1/22	98,000	98,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	2.380%	9/1/22	117,000	117,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	2.600%	9/1/22	37,000	37,019
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.320%	2.610%	9/1/22	17,000	17,014
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	2.941%	9/1/22	61,000	60,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	2.966%	9/1/22	91,000	90,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	2.971%	9/1/22	41,000	41,000
	Federal Farm Credit Discount Notes	1.060%	9/28/22	50,000	49,961
	Federal Home Loan Banks	1.580%	12/12/22	214,000	213,976
	Federal Home Loan Banks	1.840%	1/6/23	250,000	250,000
	Federal Home Loan Banks	1.873%	1/9/23	294,000	294,000
	Federal Home Loan Banks Discount Notes	1.107%	9/1/22	346,490	346,490
	Federal Home Loan Banks Discount Notes	2.343%	9/2/22	242	242
	Federal Home Loan Banks Discount Notes	2.004%	9/7/22	6,984	6,982
	Federal Home Loan Banks Discount Notes	1.359%	9/9/22	250,000	249,925
	Federal Home Loan Banks Discount Notes	1.914%	9/16/22	600,000	599,525
	Federal Home Loan Banks Discount Notes	1.904%	9/19/22	218,000	217,794
	Federal Home Loan Banks Discount Notes	1.882%	9/21/22	835,000	834,133
	Federal Home Loan Banks Discount Notes	1.910%–2.009%	9/26/22	807,000	805,941
	Federal Home Loan Banks Discount Notes	1.905%	9/28/22	526,600	525,861
	Federal Home Loan Banks Discount Notes	1.094%–2.04%	10/3/22	315,000	314,642
	Federal Home Loan Banks Discount Notes	2.010%	10/5/22	500,000	499,060
	Federal Home Loan Banks Discount Notes	1.300%	10/11/22	651,376	650,453
	Federal Home Loan Banks Discount Notes	2.259%	10/12/22	600,000	598,469
	Federal Home Loan Banks Discount Notes	1.400%	10/20/22	250,000	249,524
	Federal Home Loan Banks Discount Notes	2.069%	10/24/22	500,000	498,454
	Federal Home Loan Banks Discount Notes	2.751%	10/26/22	39,000	38,836
	Federal Home Loan Banks Discount Notes	2.550%–2.673%	10/28/22	41,483	41,319
	Federal Home Loan Banks Discount Notes	2.124%	10/31/22	300,000	298,960
	Federal Home Loan Banks Discount Notes	1.521%	11/1/22	150,000	149,621
	Federal Home Loan Banks Discount Notes	2.571%	11/2/22	273,752	272,564
	Federal Home Loan Banks Discount Notes	1.522%	11/3/22	444,000	442,842
	Federal Home Loan Banks Discount Notes	2.182%–2.198%	11/7/22	1,001,000	996,995
	Federal Home Loan Banks Discount Notes	1.453%	11/10/22	100,000	99,722

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	1.573%	11/14/22	167,000	166,471
	Federal Home Loan Banks Discount Notes	2.640%	11/16/22	570,000	566,853
	Federal Home Loan Banks Discount Notes	1.584%	11/17/22	250,000	249,166
	Federal Home Loan Banks Discount Notes	2.569%	11/18/22	500,000	497,118
	Federal Home Loan Banks Discount Notes	1.520%–1.528%	11/21/22	999,000	995,640
	Federal Home Loan Banks Discount Notes	1.503%–1.555%	11/22/22	310,000	308,928
	Federal Home Loan Banks Discount Notes	2.705%	11/28/22	850,000	844,390
	Federal Home Loan Banks Discount Notes	2.683%	12/5/22	1,000,000	992,743
	Federal Home Loan Banks Discount Notes	2.996%	12/12/22	300,000	297,510
	Federal Home Loan Banks Discount Notes	2.958%	12/19/22	500,000	495,625
	Federal Home Loan Banks Discount Notes	1.628%	12/20/22	200,000	199,028
	Federal Home Loan Banks Discount Notes	2.522%–2.545%	12/21/22	94,687	93,966
	Federal Home Loan Banks Discount Notes	2.671%	1/4/23	500,000	495,486
	Federal Home Loan Banks Discount Notes	1.795%	1/6/23	74,000	73,541
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	700,000	700,005
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	558,000	558,002
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	500,000	500,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	150,000	150,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	160,000	160,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	17,280	17,276
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	900,000	900,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	447,700	447,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	750,000	750,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	461,000	461,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	447,700	447,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	249,940	249,940
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	217,000	217,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	198,700	198,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	122,000	122,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	72,000	72,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	68,000	68,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	68,000	68,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	43,000	43,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	136,900	136,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	68,000	67,995
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	448,400	448,400
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	290,000	290,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	288,000	288,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	161,000	161,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	434,000	434,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	216,000	216,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	72,000	72,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	2.340%	9/1/22	144,100	144,100
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	159,900	159,900
[2]	Federal Home Loan Banks, SOFR + 0.080%	2.370%	9/1/22	569,000	569,000
[2]	Federal Home Loan Banks, SOFR + 0.085%	2.375%	9/1/22	10,000	10,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	2.385%	9/1/22	178,000	178,000
	United States Treasury Bill	1.602%–1.607%	9/15/22	435,000	434,724
	United States Treasury Bill	1.053%	9/29/22	500,000	499,592
	United States Treasury Bill	1.113%	10/6/22	279,200	278,899
	United States Treasury Bill	1.224%	10/13/22	352,200	351,699
	United States Treasury Bill	1.255%	10/20/22	570,600	569,629
	United States Treasury Bill	1.376%	10/27/22	500,000	498,934
	United States Treasury Bill	1.427%	11/3/22	500,000	498,758
	United States Treasury Bill	1.721%	12/8/22	900,000	895,811
	United States Treasury Bill	2.178%	12/15/22	1,300,000	1,291,810
	United States Treasury Bill	1.922%	4/20/23	250,000	247,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.141%	6/15/23	450,000	439,166
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	144,960	144,779
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	537,000	537,005
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	2.938%	9/1/22	900,000	900,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	1,306,000	1,306,044
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	1,430,000	1,430,011
Total U.S. Government and Agency Obligations (Cost $39,118,831)					39,118,831
Repurchase Agreements (56.3%)
	Canadian Imperial Bank of Commerce (Dated 8/12/22, Repurchase Value $153,313,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 4/15/26–2/15/50, and United States Treasury Note/Bond 0.625%–2.875%, 1/31/28–8/15/41, with a value of $156,060,000)	2.300%	9/13/22	153,000	153,000
	Canadian Imperial Bank of Commerce (Dated 7/28/22, Repurchase Value $163,583,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/26–2/15/50, and United States Treasury Note/Bond 0.500%–3.000%, 8/15/26–8/15/52, with a value of $166,260,000)	2.300%	9/22/22	163,000	163,000
	Canadian Imperial Bank of Commerce (Dated 8/29/22, Repurchase Value $216,402,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 1/15/28–1/15/31, and United States Treasury Note/Bond 0.125%–3.000%, 8/15/23–8/15/52, with a value of $220,320,000)	2.390%	9/26/22	216,000	216,000
	Federal Reserve Bank of New York (Dated 8/31/22, Repurchase Value $47,324,023,000, collateralized by United States Treasury Note/Bond 0.125%–1.750%, 5/31/23–11/15/29, with a value of $47,324,023,000)	2.300%	9/1/22	47,321,000	47,321,000
	Fixed Income Clearing Corp. (Dated 8/31/22, Repurchase Value $117,007,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.625%, 1/15/24–7/15/32, with a value of $119,340,000)	2.300%	9/1/22	117,000	117,000
	Nomura International plc (Dated 8/31/22, Repurchase Value $117,007,000, collateralized by United States Treasury Note/Bond 0.250%–1.250%, 3/15/24–11/30/26, with a value of $119,340,000)	2.300%	9/1/22	117,000	117,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 8/31/22, Repurchase Value $248,016,000, collateralized by United States Treasury Floating Rate Note 2.886%, 1/31/24, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/27–2/15/51, and United States Treasury Note/Bond 0.250%–3.250%, 9/30/22–8/15/52, with a value of $252,960,000)	2.300%	9/1/22	248,000	248,000
Standard Chartered Bank (Dated 8/31/22, Repurchase Value $248,016,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/30–2/15/47, and United States Treasury Note/Bond 0.125%–4.375%, 9/30/22–5/15/47, with a value of $252,976,000)	2.300%	9/1/22	248,000	248,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/22, Repurchase Value $1,247,080,000, collateralized by United States Treasury Note/Bond 0.375%–3.625%, 1/31/24–11/15/51, with a value of $1,271,940,000)	2.300%	9/1/22	1,247,000	1,247,000
TD Securities (USA) LLC (Dated 8/31/22, Repurchase Value $24,002,000, collateralized by United States Treasury Note/Bond 3.000%–5.250%, 2/15/29–8/15/52, with a value of $24,480,000)	2.300%	9/1/22	24,000	24,000
Total Repurchase Agreements (Cost $49,854,000)				49,854,000
Total Investments (100.5%) (Cost $88,972,831)				88,972,831
Other Assets and Liabilities—Net (-0.5%)				(423,101)
Net Assets (100%)				88,549,730
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,118,831)	39,118,831
Repurchase Agreements (Cost $49,854,000)	49,854,000
Total Investments in Securities	88,972,831
Investment in Vanguard	3,187
Cash	1
Receivables for Accrued Income	49,131
Receivables for Capital Shares Issued	91,946
Total Assets	89,117,096
Liabilities
Payables for Investment Securities Purchased	448,640
Payables for Capital Shares Redeemed	105,183
Payables for Distributions	9,666
Payables to Vanguard	3,877
Total Liabilities	567,366
Net Assets	88,549,730
At August 31, 2022, net assets consisted of:

Paid-in Capital	88,549,584
Total Distributable Earnings (Loss)	146
Net Assets	88,549,730

Admiral Shares—Net Assets
Applicable to 88,536,301,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,549,730
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	496,104
Total Income	496,104
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,705
Management and Administrative—Admiral Shares	82,803
Marketing and Distribution—Admiral Shares	4,669
Custodian Fees	301
Auditing Fees	29
Shareholders’ Reports—Admiral Shares	832
Trustees’ Fees and Expenses	35
Other Expenses	13
Total Expenses	90,387
Expense Reduction—Note B	(16,564)
Net Expenses	73,823
Net Investment Income	422,281
Realized Net Gain (Loss) on Investment Securities Sold	62
Net Increase (Decrease) in Net Assets Resulting from Operations	422,343

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	422,281	14,551
Realized Net Gain (Loss)	62	106
Net Increase (Decrease) in Net Assets Resulting from Operations	422,343	14,657
Distributions
Investor Shares	—	(5,977)
Admiral Shares	(430,686)	(8,575)
Total Distributions	(430,686)	(14,552)
Capital Share Transactions (at $1.00 per share)
Investor Shares	—	(97,672,378)
Admiral Shares	(6,325,358)	69,160,933
Net Increase (Decrease) from Capital Share Transactions	(6,325,358)	(28,511,445)
Total Increase (Decrease)	(6,333,701)	(28,511,340)
Net Assets
Beginning of Period	94,883,431	123,394,771
End of Period	88,549,730	94,883,431

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0047	.0002	.012	.024	.016
Net Realized and Unrealized Gain (Loss) on Investments	.0002	—	—	—	—
Total from Investment Operations	.0049	.0002	.012	.024	.016
Distributions
Dividends from Net Investment Income	(.0048)	(.0002)	(.012)	(.024)	(.016)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—
Total Distributions	(.0049)	(.0002)	(.012)	(.024)	(.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.02%	1.21%	2.42%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,550	$94,883	$25,704	$18,923	$16,118
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.07%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.02%	1.20%	2.39%	1.65%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its

Cash Reserves Federal Money Market Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,187,000, representing less than 0.01% of the fund’s net assets and 1.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2022, Vanguard's expenses were reduced by $16,564,000 (an annual effective rate of 0.02% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.

Cash Reserves Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,811
Undistributed Long-Term Gains	1
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	430,686	14,552
Long-Term Capital Gains	—	—
Total	430,686	14,552
*	Includes short-term capital gains, if any.

Cash Reserves Federal Money Market Fund
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,972,831
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	14,263,647	14,263,646
Issued in Lieu of Cash Distributions	—	—	5,196	5,196
Redeemed[1]	—	—	(111,941,221)	(111,941,221)
Net Increase (Decrease)—Investor Shares	—	—	(97,672,378)	(97,672,379)
Admiral Shares
Issued[1]	32,229,346	32,229,346	102,633,298	102,633,299
Issued in Lieu of Cash Distributions	400,798	400,798	7,874	7,873
Redeemed	(38,955,502)	(38,955,502)	(33,480,239)	(33,480,239)
Net Increase (Decrease)—Admiral Shares	(6,325,358)	(6,325,358)	69,160,933	69,160,933
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	78.6%
8 - 30 Days	3.6
31 - 60 Days	3.0
61 - 90 Days	8.0
91 - 180 Days	6.1
Over 180 Days	0.7

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (36.1%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	249,000	248,985
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	104,000	103,994
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	135,000	134,985
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	70,000	69,992
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	101,500	101,500
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	33,000	33,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	2.350%	9/1/22	123,000	122,990
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	2.360%	9/1/22	154,000	153,981
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	248,000	247,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	158,000	157,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	140,800	140,788
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	112,000	111,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	2.300%	9/1/22	187,000	186,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	2.303%	9/1/22	140,600	140,582
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	289,000	288,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	212,000	211,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	204,000	203,994
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	52,050	52,050
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	2.320%	9/1/22	239,000	238,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	2.325%	9/1/22	550,000	550,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	170,000	169,987
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	84,000	84,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	2.335%	9/1/22	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	224,000	224,005
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	129,000	129,004
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	109,000	109,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	80,000	80,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	45,000	45,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	2.370%	9/1/22	166,000	166,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	2.375%	9/1/22	85,000	85,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	2.380%	9/1/22	193,000	193,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	2.600%	9/1/22	78,000	78,041
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.320%	2.610%	9/1/22	40,000	40,032
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	2.936%	9/1/22	40,000	39,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	2.941%	9/1/22	114,000	113,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	2.966%	9/1/22	159,000	158,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	2.971%	9/1/22	58,000	58,000
	Federal Home Loan Banks	1.460%	11/10/22	500,000	499,979
	Federal Home Loan Banks	1.580%	12/12/22	536,000	535,941
	Federal Home Loan Banks	1.840%	1/6/23	500,000	500,000
	Federal Home Loan Banks	1.873%	1/9/23	706,000	706,000
	Federal Home Loan Banks Discount Notes	2.343%	9/2/22	168	168
	Federal Home Loan Banks Discount Notes	1.359%–2.343%	9/9/22	500,616	500,466
	Federal Home Loan Banks Discount Notes	1.915%	9/16/22	655,000	654,481
	Federal Home Loan Banks Discount Notes	1.904%	9/19/22	532,000	531,497
	Federal Home Loan Banks Discount Notes	1.882%	9/21/22	1,305,000	1,303,646
	Federal Home Loan Banks Discount Notes	2.009%	9/26/22	368,000	367,497
	Federal Home Loan Banks Discount Notes	1.094%–2.040%	10/3/22	635,000	634,276
	Federal Home Loan Banks Discount Notes	1.400%	10/20/22	746,000	744,578
	Federal Home Loan Banks Discount Notes	1.408%–2.751%	10/26/22	347,000	346,065
	Federal Home Loan Banks Discount Notes	2.55%–2.673%	10/28/22	101,104	100,704
	Federal Home Loan Banks Discount Notes	1.521%	11/1/22	300,000	299,243
	Federal Home Loan Banks Discount Notes	2.571%	11/2/22	659,082	656,222
	Federal Home Loan Banks Discount Notes	1.522%	11/3/22	1,050,000	1,047,262
	Federal Home Loan Banks Discount Notes	2.182%–2.198%	11/7/22	1,749,000	1,742,002
	Federal Home Loan Banks Discount Notes	1.461%	11/8/22	1,110,000	1,107,002
	Federal Home Loan Banks Discount Notes	1.453%	11/10/22	400,000	398,888
	Federal Home Loan Banks Discount Notes	1.573%	11/14/22	333,000	331,946
	Federal Home Loan Banks Discount Notes	1.584%	11/17/22	500,000	498,332

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	1.520%–1.528%	11/21/22	1,251,000	1,246,792
	Federal Home Loan Banks Discount Notes	1.503%	11/22/22	240,000	239,196
	Federal Home Loan Banks Discount Notes	2.833%–2.890%	11/23/22	904,000	898,125
	Federal Home Loan Banks Discount Notes	2.879%	11/25/22	500,000	496,635
	Federal Home Loan Banks Discount Notes	1.586%	12/6/22	1,000,000	995,867
	Federal Home Loan Banks Discount Notes	1.628%	12/20/22	300,000	298,542
	Federal Home Loan Banks Discount Notes	2.522%–2.545%	12/21/22	228,000	226,263
	Federal Home Loan Banks Discount Notes	2.671%	1/4/23	1,000,000	990,972
	Federal Home Loan Banks Discount Notes	1.795%	1/6/23	176,000	174,907
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	900,000	900,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	350,000	350,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	340,000	340,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	42,485	42,476
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	1,101,200	1,101,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	1,132,700	1,132,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	1,101,200	1,101,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	611,670	611,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	531,000	531,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	486,300	486,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	301,000	301,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	248,600	248,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	180,600	180,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	180,600	180,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	177,000	177,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	106,000	106,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	354,000	354,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	354,000	354,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	336,200	336,200
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	148,000	147,989
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	1,100,500	1,100,500
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	706,000	706,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	705,000	705,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	392,000	392,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	353,000	353,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	1,061,000	1,061,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	531,100	531,100
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	177,000	177,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	2.340%	9/1/22	353,900	353,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	708,000	708,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	392,900	392,900
[2]	Federal Home Loan Banks, SOFR + 0.080%	2.370%	9/1/22	970,000	970,000
[2]	Federal Home Loan Banks, SOFR + 0.085%	2.375%	9/1/22	250,000	250,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	2.385%	9/1/22	287,000	287,000
[3]	Freddie Mac Discount Notes	1.271%	9/1/22	528	528
[3]	Freddie Mac Discount Notes	2.345%	9/6/22	865	865
	United States Cash Management Bill	1.597%	12/1/22	1,500,000	1,494,009
	United States Treasury Bill	1.602%–1.607%	9/15/22	1,065,000	1,064,325
	United States Treasury Bill	0.872%	9/22/22	1,000,000	999,492
	United States Treasury Bill	1.053%	9/29/22	1,000,000	999,183
	United States Treasury Bill	1.113%	10/6/22	1,116,800	1,115,595
	United States Treasury Bill	1.224%	10/13/22	704,400	703,397
	United States Treasury Bill	1.255%	10/20/22	1,715,800	1,712,881
	United States Treasury Bill	1.376%	10/27/22	1,253,250	1,250,579
	United States Treasury Bill	2.124%	11/1/22	2,000,000	1,992,595
	United States Treasury Bill	1.427%	11/3/22	2,000,000	1,995,030
	United States Treasury Bill	1.391%	11/10/22	2,000,000	1,994,614
	United States Treasury Bill	1.538%	11/25/22	2,000,000	1,992,775
	United States Treasury Bill	1.721%	12/8/22	2,500,000	2,488,362
	United States Treasury Bill	2.178%	12/15/22	3,000,000	2,981,100
	United States Treasury Bill	2.715%	1/12/23	2,000,000	1,980,161
	United States Treasury Bill	1.922%	4/20/23	600,000	592,800

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.141%	6/15/23	1,050,000	1,024,720
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	344,553	344,122
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	2,441,000	2,441,025
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	2.938%	9/1/22	2,200,000	2,199,999
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	2,369,000	2,369,091
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	2,400,878	2,400,904
Total U.S. Government and Agency Obligations (Cost $78,279,469)					78,279,469
Repurchase Agreements (64.3%)
	Canadian Imperial Bank of Commerce (Dated 8/12/22, Repurchase Value $379,775,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 1/15/28–2/15/51, and United States Treasury Note/Bond 0.500%–3.000%, 2/28/23–8/15/52, with a value of $386,580,000)	2.300%	9/13/22	379,000	379,000
	Canadian Imperial Bank of Commerce (Dated 7/28/22, Repurchase Value $400,428,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 7/15/24–2/15/51, and United States Treasury Note/Bond 0.125%–2.875%, 2/28/23–8/15/41, with a value of $406,980,000)	2.300%	9/22/22	399,000	399,000
	Canadian Imperial Bank of Commerce (Dated 8/29/22, Repurchase Value $531,987,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/24–2/15/50, and United States Treasury Note/Bond 0.125%–2.875%, 8/15/23–11/15/50, with a value of $541,620,000)	2.390%	9/26/22	531,000	531,000
	Federal Reserve Bank of New York (Dated 8/31/22, Repurchase Value $132,267,450,000, collateralized by United States Treasury Note/Bond 1.125%–7.625%, 2/15/23–2/15/51, with a value of $132,267,450,000)	2.300%	9/1/22	132,259,000	132,259,000
	Fixed Income Clearing Corp. (Dated 8/31/22, Repurchase Value $329,021,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.625%, 7/15/32, and United States Treasury Note/Bond 2.250%, 8/15/49, with a value of $335,580,000)	2.300%	9/1/22	329,000	329,000
	Nomura International plc (Dated 8/31/22, Repurchase Value $326,021,000, collateralized by United States Treasury Floating Rate Note 2.938%, 7/31/24, and United States Treasury Note/Bond 0.250%–6.875%, 11/15/23–11/30/26, with a value of $332,520,000)	2.300%	9/1/22	326,000	326,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 8/31/22, Repurchase Value $697,045,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875, 10/15/25–2/15/51, and United States Treasury Note/Bond 0.125%–6.500%, 9/30/22–2/15/52, with a value of $710,940,000)	2.300%	9/1/22	697,000	697,000
Standard Chartered Bank (Dated 8/31/22, Repurchase Value $697,045,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/23–2/15/50, and United States Treasury Note/Bond 0.125%–4.375%, 3/31/23–8/15/52, with a value of $710,985,000)	2.300%	9/1/22	697,000	697,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/22, Repurchase Value $3,494,223,000, collateralized by United States Treasury Note/Bond 0.250%–5.250%, 2/15/24–11/15/51, with a value of $3,563,880,000)	2.300%	9/1/22	3,494,000	3,494,000
TD Securities (USA) LLC (Dated 8/31/22, Repurchase Value $72,005,000, collateralized by United States Treasury Note/Bond 6.250%, 5/15/30, with a value of $73,440,000)	2.300%	9/1/22	72,000	72,000
Total Repurchase Agreements (Cost $139,183,000)				139,183,000
Total Investments (100.4%) (Cost $217,462,469)				217,462,469
Other Assets and Liabilities—Net (-0.4%)				(921,174)
Net Assets (100%)				216,541,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,279,469)	78,279,469
Repurchase Agreements (Cost $139,183,000)	139,183,000
Total Investments in Securities	217,462,469
Investment in Vanguard	7,830
Cash	15
Receivables for Accrued Income	94,764
Receivables for Capital Shares Issued	242,894
Other Assets	10,500
Total Assets	217,818,472
Liabilities
Payables for Investment Securities Purchased	1,097,970
Payables for Capital Shares Redeemed	149,625
Payables for Distributions	19,132
Payables to Vanguard	10,450
Total Liabilities	1,277,177
Net Assets	216,541,295
At August 31, 2022, net assets consisted of:

Paid-in Capital	216,542,505
Total Distributable Earnings (Loss)	(1,210)
Net Assets	216,541,295

Net Assets
Applicable to 216,541,994,738 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,541,295
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	1,215,665
Total Income	1,215,665
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,891
Management and Administrative	194,268
Marketing and Distribution	22,901
Custodian Fees	578
Auditing Fees	29
Shareholders’ Reports	4,717
Trustees’ Fees and Expenses	78
Other Expenses	13
Total Expenses	226,475
Expense Reduction—Note B	(43,547)
Net Expenses	182,928
Net Investment Income	1,032,737
Realized Net Gain (Loss) on Investment Securities Sold	350
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,087

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,032,737	39,205
Realized Net Gain (Loss)	350	188
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,087	39,393
Distributions
Total Distributions	(1,032,754)	(39,216)
Capital Share Transactions (at $1.00 per share)
Issued	103,314,268	102,455,515
Issued in Lieu of Cash Distributions	979,612	36,748
Redeemed	(82,138,377)	(105,631,589)
Net Increase (Decrease) from Capital Share Transactions	22,155,503	(3,139,326)
Total Increase (Decrease)	22,155,836	(3,139,149)
Net Assets
Beginning of Period	194,385,459	197,524,608
End of Period	216,541,295	194,385,459

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0050	.0002	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—
Total from Investment Operations	.0048	.0002	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0048)	(.0002)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0048)	(.0002)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.02%	1.03%	2.26%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216,541	$194,385	$197,525	$132,966	$100,287
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.02%	0.93%	2.24%	1.43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged

Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $7,830,000, representing less than 0.01% of the fund’s net assets and 3.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended ended August 31, 2022, Vanguard's expenses were reduced by $43,547,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,132
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,210)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	1,032,754	39,216
Long-Term Capital Gains	—	—
Total	1,032,754	39,216
*	Includes short-term capital gains, if any.

Federal Money Market Fund
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	217,462,469
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	19.0%
8 - 30 Days	42.3
31 - 60 Days	26.3
61 - 90 Days	10.5
91 - 180 Days	1.4
Over 180 Days	0.5

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.4%)
	United States Cash Management Bill	2.168%	11/8/22	2,379,000	2,368,979
	United States Treasury Bill	1.114%	9/1/22	1,258,000	1,258,000
	United States Treasury Bill	1.967%–1.981%	9/6/22	1,000,000	999,710
	United States Treasury Bill	1.211%–2.025%	9/8/22	3,076,000	3,075,029
	United States Treasury Bill	1.822%–2.141%	9/13/22	3,669,025	3,666,472
	United States Treasury Bill	1.616%	9/15/22	329,000	328,790
	United States Treasury Bill	1.212%–1.976%	9/20/22	3,800,000	3,796,067
	United States Treasury Bill	1.664%	9/22/22	206,000	205,799
	United States Treasury Bill	1.241%–2.222%	9/27/22	3,970,274	3,964,553
	United States Treasury Bill	1.348%–2.340%	10/4/22	3,666,476	3,659,461
	United States Treasury Bill	1.465%–2.402%	10/11/22	2,219,672	2,214,237
	United States Treasury Bill	2.327%	10/18/22	1,500,000	1,495,124
	United States Treasury Bill	2.439%	10/25/22	2,000,000	1,992,170
	United States Treasury Bill	2.113%–2.118%	11/1/22	1,000,000	996,430
	United States Treasury Bill	2.549%	11/10/22	350,000	348,244
	United States Treasury Bill	2.178%	12/15/22	300,000	298,110
	United States Treasury Bill	2.715%	1/12/23	200,000	198,016
	United States Treasury Bill	1.922%	4/20/23	75,000	74,100
	United States Treasury Bill	3.141%	6/15/23	100,000	97,592
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	1,138,700	1,137,314
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	550,000	550,004
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	700,000	700,021
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	2,110,202	2,110,327
Total U.S. Government and Agency Obligations (Cost $35,534,549)					35,534,549
Total Investments (103.4%) (Cost $35,534,549)					35,534,549
Other Assets and Liabilities—Net (-3.4%)					(1,179,738)
Net Assets (100%)					34,354,811
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $35,534,549)	35,534,549
Investment in Vanguard	1,261
Receivables for Accrued Income	10,609
Receivables for Capital Shares Issued	99,713
Other Assets	3,298
Total Assets	35,649,430
Liabilities
Payables for Investment Securities Purchased	1,197,101
Payables for Capital Shares Redeemed	92,593
Payables for Distributions	3,570
Payables to Vanguard	1,355
Total Liabilities	1,294,619
Net Assets	34,354,811
At August 31, 2022, net assets consisted of:

Paid-in Capital	34,355,576
Total Distributable Earnings (Loss)	(765)
Net Assets	34,354,811

Net Assets
Applicable to 34,352,536,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,354,811
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	181,904
Total Income	181,904
Expenses
The Vanguard Group—Note B
Investment Advisory Services	653
Management and Administrative	26,238
Marketing and Distribution	3,829
Custodian Fees	149
Auditing Fees	24
Shareholders’ Reports	178
Trustees’ Fees and Expenses	13
Other Expenses	13
Total Expenses	31,097
Expense Reduction—Note B	(4,811)
Net Expenses	26,286
Net Investment Income	155,618
Realized Net Gain (Loss) on Investment Securities Sold	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,961

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,618	10,437
Realized Net Gain (Loss)	(657)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	154,961	10,462
Distributions
Total Distributions	(155,642)	(10,438)
Capital Share Transactions (at $1.00 per share)
Issued	21,601,161	20,291,516
Issued in Lieu of Cash Distributions	144,000	9,604
Redeemed	(23,133,582)	(23,104,196)
Net Increase (Decrease) from Capital Share Transactions	(1,388,421)	(2,803,076)
Total Increase (Decrease)	(1,389,102)	(2,803,052)
Net Assets
Beginning of Period	35,743,913	38,546,965
End of Period	34,354,811	35,743,913

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0045	.0003	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0045	.0003	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0045)	(.0003)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0045)	(.0003)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.03%	1.05%	2.25%	1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,355	$35,744	$38,547	$28,428	$18,911
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.03%	0.95%	2.23%	1.43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

Treasury Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,261,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2022, Vanguard's expenses were reduced by $4,811,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a

Treasury Money Market Fund
quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,570
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(765)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	155,642	10,438
Long-Term Capital Gains	—	—
Total	155,642	10,438
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,534,549
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 98.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $235,934,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Tax information (unaudited) for Vanguard Federal Money Market Fund
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $458,162,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Tax information (unaudited) for Vanguard Treasury Money Market Fund
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $155,642,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The applicable board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The applicable board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The applicable board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.

Cost
The applicable board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2022: $58,000
Fiscal Year Ended August 31, 2021: $54,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2022: $10,494,508
Fiscal Year Ended August 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended August 31, 2022: $2,757,764
Fiscal Year Ended August 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended August 31, 2022: $5,202,689
Fiscal Year Ended August 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended August 31, 2022: $298,000
Fiscal Year Ended August 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2022: $5,500,689
Fiscal Year Ended August 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.